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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21425


                            Pioneer Series Trust I
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 29, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Oakridge Small Cap Growth Fund
           Schedule of Investments  2/29/08 (unaudited)

Shares                                                               Value
           COMMON STOCKS - 93.5 %
           Energy - 9.8 %
           Oil & Gas Equipment & Services - 1.3 %
114,243    Superior Well Services, Inc. *                        $   2,953,182
           Oil & Gas Exploration & Production - 8.5 %
125,000    Concho Resources, Inc. *                              $   2,912,500
403,025    Petrohawk Energy Corp. *                                  7,286,692
305,100    Rex Energy Corp. *                                        4,790,070
78,300     Southwestern Energy Co. *                                 5,107,509
                                                                 $  20,096,771
           Total Energy                                          $  23,049,953
           Materials - 2.3 %
           Industrial Gases - 2.3 %
112,100    Airgas, Inc.                                          $   5,446,939
           Total Materials                                       $   5,446,939
           Capital Goods - 13.7 %
           Aerospace & Defense - 5.5 %
152,380    AAR Corp. *                                           $   3,945,118
112,100    Moog, Inc. *                                              4,600,584
208,000    Orbital Sciences Corp. *                                  4,503,200
                                                                 $  13,048,902
           Construction & Engineering - 1.9 %
183,650    Quanta Services, Inc. * (b)                           $   4,385,562
           Construction, Farm Machinery & Heavy Trucks - 2.0 %
46,935     Bucyrus International, Inc.                           $   4,687,868
           Industrial Machinery - 4.3 %
82,000     Altra Holdings, Inc. *                                $   1,053,700
124,802    Idex Corp.                                                3,764,028
78,424     The Middleby Corp. * (b)                                  5,332,832
                                                                 $  10,150,560
           Total Capital Goods                                   $  32,272,892
           Commercial Services & Supplies - 4.0 %
           Diversified Commercial Services - 1.8 %
75,855     The Advisory Board Co. *                              $   4,215,262
           Environmental & Facilities Services - 2.2 %
170,015    Waste Connections, Inc. *                             $   5,161,655
           Total Commercial Services & Supplies                  $   9,376,917
           Transportation - 1.3 %
           Trucking - 1.3 %
211,195    Knight Transportation, Inc.                           $   3,123,574
           Total Transportation                                  $   3,123,574
           Consumer Durables & Apparel - 7.7 %
           Apparel, Accessories & Luxury Goods - 2.4 %
274,600    True Religion Apparel, Inc. * (b)                     $   5,610,078
           Footwear - 5.3 %
277,870    Iconix Brand Group, Inc. * (b)                        $   5,774,139
255,525    Wolverine World Wide, Inc.                                6,771,413
                                                                 $  12,545,552
           Total Consumer Durables & Apparel                     $  18,155,630
           Consumer Services - 1.4 %
           Casinos & Gaming - 1.4 %
84,200     WMS Industries, Inc. *                                $   3,197,074
           Total Consumer Services                               $   3,197,074
           Retailing - 3.0 %
           Distributors - 2.4 %
262,960    LKQ Corp. *                                           $   5,585,270
           Internet Retail - 0.6 %
100,000    Shutterfly, Inc. * (b)                                $   1,529,000
           Total Retailing                                       $   7,114,270
           Food Beverage & Tobacco - 2.8 %
           Distillers & Vintners - 2.8 %
112,400    Central Euro Distribution Corp. *                     $   6,539,432
           Total Food Beverage & Tobacco                         $   6,539,432
           Household & Personal Products - 2.3 %
           Household Products - 1.6 %
70,192     Church & Dwight Co., Inc.                             $   3,752,464
           Personal Products - 0.7 %
21,000     Chattem, Inc. * (b)                                   $   1,635,900
           Total Household & Personal Products                   $   5,388,364
           Health Care Equipment & Services - 12.5 %
           Health Care Distributors - 1.6 %
105,845    MWI Veterinary Supply, Inc. *                         $   3,686,581
           Health Care Equipment - 4.2 %
55,200     IDEXX Laboratories, Inc. *                            $   3,061,944
86,250     Meridian Bioscience, Inc.                                 2,955,788
137,485    Palomar Medical Technologies, Inc. *                      1,829,925
81,900     Sirona Dental Systems, Inc. * (b)                         2,130,219
                                                                 $   9,977,876
           Health Care Services - 3.0 %
104,775    American Healthways, Inc. * (b)                       $   3,599,021
131,858    HealthExtras, Inc. *                                      3,632,688
                                                                 $   7,231,709
           Health Care Supplies - 3.7 %
98,555     Haemonetics Corp. *                                   $   5,726,046
100,700    Immucor, Inc. *                                           3,000,860
                                                                 $   8,726,906
           Total Health Care Equipment & Services                $  29,623,072
           Pharmaceuticals & Biotechnology - 4.8 %
           Biotechnology - 1.6 %
153,800    Omrix Biopharmaceuticals, Inc. * (b)                  $   3,714,270
           Life Sciences Tools & Services - 1.7 %
186,004    Qiagen NV *                                           $   4,090,228
           Pharmaceuticals - 1.5 %
168,185    Sciele Pharma, Inc. * (b)                             $   3,481,430
           Total Pharmaceuticals & Biotechnology                 $  11,285,928
           Diversified Financials - 3.4 %
           Asset Management & Custody Banks - 2.0 %
48,500     Affiliated Managers Group, Inc. *                     $   4,672,975
           Investment Banking & Brokerage - 0.0 %
309        FCS Stone Group, Inc. *                               $      14,412
           Specialized Finance - 1.4 %
89,540     Portfolio Recovery Associates, Inc. (b)               $   3,270,001
           Total Diversified Financials                          $   7,957,388
           Insurance - 3.4 %
           Property & Casualty Insurance - 3.4 %
80,355     ProAssurance Corp. * (b)                              $   4,272,475
130,200    Tower Group, Inc.                                         3,698,982
                                                                 $   7,971,457
           Total Insurance                                       $   7,971,457
           Software & Services - 17.3 %
           Application Software - 6.7 %
119,715    Ansoft Corp. *                                        $   2,911,469
195,800    Ansys, Inc. *                                             7,317,046
20,000     Deltke, Inc. *                                              257,000
306,600    Informatica Corp. *                                       5,353,236
                                                                 $  15,838,751
           Data Processing & Outsourced Services - 2.7 %
69,050     Syntel, Inc.                                          $   1,880,232
155,700    Wright Express Corp. *                                    4,505,958
                                                                 $   6,386,190
           Home Entertainment Software - 1.3 %
166,600    THQ, Inc. * (b)                                       $   3,117,086
           Internet Software & Services - 4.4 %
102,600    Bankrate, Inc. * (b)                                  $   4,335,876
175,200    China Fire & Security Group * (b)                         2,114,664
177,293    J2 Global Communications, Inc. * (b)                      3,815,345
                                                                 $  10,265,885
           Systems Software - 2.2 %
163,970    Micros Systems, Inc. *                                $   5,253,599
           Total Software & Services                             $  40,861,511
           Semiconductors - 4.1 %
           Semiconductors - 4.1 %
89,609     Diodes, Inc. *                                        $   2,022,475
128,642    Hittite Microwave Corp. *                                 4,259,337
158,900    Microsemi Corp. *                                         3,456,074
                                                                 $   9,737,886
           Total Semiconductors                                  $   9,737,886
           TOTAL COMMON STOCKS
           (Cost  $188,158,490)                                  $ 221,102,287

           TEMPORARY CASH INVESTMENTS - 7.3 %
           Repurchase Agreement - 7.3 %
17,170,000 Barclays Plc, 3.18%, dated 2/29/08, repurchase price of $17,170,000 plus accrued interest on 3/3/08 collateralized by the following:

               $2,346,548 Federal National Mortgage Association, 6.0%, 2/1/38 $2,495,603 Federal National Mortgage Association (ARM), 6.094%,
11/1/36
               $2,281,927 Federal National Mortgage Association, 5.5%, 8/1/37 $4,793,927 Federal National Mortgage Association, 4.5%, 5/1/19 $4,091,381 Freddie Mac Giant, 6.0%, 9/1/36
               $2,007,585 Federal National Mortgage Association (ARM), 4.73%, 2/1/38
               $1,807,460 U.S. Treasury Bond, 7.875%, 2/15/21    $  17,170,000
Shares
           Security Lending Collateral - 15.2 %
35,927,333 Securities Lending Investment Fund, 4.04 %            $  35,927,333
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $53,097,333)                                   $  53,097,333
           TOTAL INVESTMENT IN SECURITIES - 116.0%
           (Cost  $241,255,823) (a)                              $ 274,199,620
           OTHER ASSETS AND LIABILITIES - (16.0)%                $(37,848,501)
           TOTAL NET ASSETS - 100.0%                             $ 236,351,119

*          Non-income producing security.

(a) At February 29, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $241,263,114 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost               $39,849,729

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value               (6,905,932)

           Net unrealized gain                                     $32,943,797

(b)        At February 29, 2008, the following securities were out on loan:

Shares                          Description                          Value
15,200     Bankrate, Inc. *                                      $     642,352
20,790     Chattem, Inc. *                                           1,619,541
39,100     China Fire & Security Group *                               471,937
49,800     American Healthways, Inc. *                               1,710,630
84,596     Iconix Brand Group, Inc. *                                1,757,905
29,609     J2 Global Communications, Inc. *                            637,186
77,639     The Middleby Corp. *                                      5,279,452
85,652     Omrix Biopharmaceuticals, Inc. *                          2,068,496
59,567     Portfolio Recovery Associates, Inc.                       2,175,387
79,500     ProAssurance Corp. *                                      4,227,015
181,813    Quanta Services, Inc. *                                   4,341,694
42,264     Sciele Pharma, Inc. *                                       874,865
29,400     Shutterfly, Inc. *                                          449,526
15,000     Sirona Dental Systems, Inc. *                               390,150
160,000    THQ, Inc. *                                               2,993,600
164,000    True Religion Apparel, Inc. *                             3,350,520
           Total                                                 $  32,990,256

           FAS 157 Footnote Disclosures

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


           The following is a summary of the inputs used as of February 29, 2008, in valuing the Fund's assets:

           Valuation Inputs                           Investments in Securities
           Level 1 - Quoted Prices                                 $221,102,287
           Level 2 - Other Significant Observable Inputs           $ 53,097,333
           Level 3 - Significant Unobservable Inputs
           Total                                                   $274,199,620



        Pioneer Oakridge Large Cap Growth Fund
        SCHEDULE OF INVESTMENTS  2/29/2008 (unaudited)

Shares                                                          Value

        COMMON STOCKS - 97.7 %
        Energy - 8.6 %
        Oil & Gas Drilling - 2.1 %
102,610 Transocean Offshore, Inc. *                         $  14,417,731
        Oil & Gas Equipment And Services - 2.7 %
205,805 Schlumberger, Ltd.                                  $  17,791,842
        Oil & Gas Explration & Production - 3.8 %
407,453 XTO Energy, Inc.                                    $  25,143,925
        Total Energy                                        $  57,353,498
        Materials - 1.8 %
        Specialty Chemicals - 1.8 %
254,105 Ecolab, Inc. *                                      $  11,889,573
        Total Materials                                     $  11,889,573
        Capital Goods - 12.4 %
        Aerospace & Defense - 8.2 %
153,760 Boeing Co.                                          $  12,729,790
95,030  Precision Castparts Corp.                              10,490,362
273,995 Raytheon Co.                                           17,765,836
194,050 United Technologies Corp.                              13,682,466
                                                            $  54,668,454
        Industrial Conglomerates - 2.1 %
406,655 General Electric Co.                                $  13,476,547
        Industrial Machinery - 2.1 %
188,850 Danaher Corp.                                       $  14,003,228
        Total Capital Goods                                 $  82,148,229
        Automobiles & Components - 1.8 %
        Auto Parts & Equipment - 1.8 %
362,610 Johnson Controls, Inc.                              $  11,915,365
        Total Automobiles & Components                      $  11,915,365
        Consumer Services - 1.6 %
        Hotels, Resorts & Cruise Lines - 1.6 %
304,965 Marriott International, Inc.                        $  10,399,307
        Total Consumer Services                             $  10,399,307
        Media - 1.8 %
        Movies & Entertainment - 1.8 %
662,240 News Corp, Inc.                                     $  12,191,838
        Total Media                                         $  12,191,838
        Retailing - 7.7 %
        Apparel Retail - 2.2 %
186,308 Abercrombie & Fitch Co.                             $  14,444,459
        Computer & Electronics Retail - 1.6 %
247,965 Best Buy Co., Inc.                                  $  10,664,975
        General Merchandise Stores - 1.9 %
238,235 Target Corp.                                        $  12,533,543
        Specialty Stores - 2.0 %
599,102 Staples, Inc.                                       $  13,330,020
        Total Retailing                                     $  50,972,997
        Food Beverage & Tobacco - 2.5 %
        Soft Drinks - 2.5 %
235,563 PepsiCo, Inc.                                       $  16,385,762
        Total Food Beverage & Tobacco                       $  16,385,762
        Household & Personal Products - 2.8 %
        Household Products - 2.8 %
280,538 Procter & Gamble Co. *                              $  18,566,005
        Total Household & Personal Products                 $  18,566,005
        Health Care Equipment & Services - 7.0 %
        Health Care Distributors - 1.0 %
116,130 Henry Schein, Inc. *                                $   6,946,897
        Health Care Equipment - 3.8 %
194,955 Hologic, Inc. *                                     $  11,757,736
202,860 Stryker Corp.                                          13,208,215
                                                            $  24,965,951
        Managed Health Care - 2.2 %
208,475 Wellpoint, Inc. *                                   $  14,609,928
        Total Health Care Equipment & Services              $  46,522,776
        Pharmaceuticals & Biotechnology - 13.5 %
        Biotechnology - 5.3 %
195,120 Celgene Corp. *                                     $  10,998,914
154,690 Genentech, Inc. *                                      11,717,768
260,275 Gilead Sciences, Inc. *                                12,316,213
                                                            $  35,032,895
        Life Sciences Tools & Services - 2.3 %
279,600 Thermo Fisher Scientific, Inc. *                    $  15,638,028
        Pharmaceuticals - 5.9 %
280,005 Abbott Laboratories                                 $  14,994,268
205,265 Allergan, Inc.                                         12,157,846
239,570 Novartis AG (A.D.R.) (b)                               11,774,866
                                                            $  38,926,980
        Total Pharmaceuticals & Biotechnology               $  89,597,903
        Diversified Financials - 6.8 %
        Investment Banking & Brokerage - 4.0 %
603,130 Charles Schwab Corp.                                $  11,827,379
567,210 Invesco, Ltd.                                          14,526,248
                                                            $  26,353,627
        Specialized Finance - 2.8 %
13,885  CME Group, Inc.                                     $   7,127,171
91,155  IntercontinentalExchange, Inc. *                       11,877,497
                                                            $  19,004,668
        Total Diversified Financials                        $  45,358,295
        Insurance - 2.8 %
        Life & Health Insurance - 2.8 %
295,890 Aflac, Inc.                                         $  18,466,495
        Total Insurance                                     $  18,466,495
        Software & Services - 9.8 %
        Application Software - 1.7 %
341,670 Adobe Systems, Inc. *                               $  11,497,196
        Data Processing & Outsourced Services - 1.2 %
256,377 Iron Mountain, Inc. *                               $   7,711,820
        Home Entertainment Software - 1.9 %
268,115 Electronic Arts, Inc. *                             $  12,679,158
        Internet Software & Services - 2.9 %
40,840  Google, Inc. *                                      $  19,242,991
        Systems Software - 2.1 %
521,975 Microsoft Corp.                                     $  14,208,160
        Total Software & Services                           $  65,339,325
        Technology Hardware & Equipment - 11.9 %
        Communications Equipment - 7.8 %
817,055 Cisco Systems, Inc. *                               $  19,911,630
505,960 Corning, Inc. *                                        11,753,451
469,385 Qualcomm, Inc.                                         19,887,842
                                                            $  51,552,923
        Computer Hardware - 4.1 %
103,365 Apple, Inc. *                                       $  12,922,692
301,360 Hewlett-Packard Co.                                    14,395,967
                                                            $  27,318,659
        Total Technology Hardware & Equipment               $  78,871,582
        Semiconductors - 5.0 %
        Semiconductors - 5.0 %
615,520 Intel Corp.                                         $  12,279,624
345,811 NVIDIA Corp. *                                          7,396,897
462,575 Texas Instruments, Inc.                                13,858,743
                                                            $  33,535,264
        Total Semiconductors                                $  33,535,264
        TOTAL COMMON STOCKS
        (Cost  $594,608,124)                                $ 649,514,214

        Temporary Cash Investments - 2.8 %
        Repurchase Agreement - 1.5 %
10,130,000   Barclays Plc, 3.18%, dated 2/29/08, repurchase price
        of $10,130,000 plus accrued interest on 3/3/08 collateralized by the following:
            $1,384,422 Federal National Mortgage Association, 6.0%, 2/1/38 $1,472,362 Federal National Mortgage Association (ARM), 6.094%,
11/1/36
            $1,346,297 Federal National Mortgage Association, 5.5%, 8/1/37 $2,828,333 Federal National Mortgage Association, 4.5%, 5/1/19 $2,413,843 Freddie Mac Giant, 6.0%, 9/1/36
            $1,184,440 Federal National Mortgage Association (ARM), 4.73%,
2/1/38
            $1,154,755 U.S. Treasury Bond, 7.875%, 2/15/21  $  10,130,000

        Security Lending Collateral - 1.3 %
8,670,000  Securities Lending Investment Fund, 4.04 %          $8,670,000
        TOTAL TEMPORARY CASH INVESTMENTS
        (Cost  $18,800,000)                                 $  18,800,000
        TOTAL INVESTMENT IN SECURITIES - 100.5%
        (Cost  $613,408,124)                                $ 668,314,214
        OTHER ASSETS AND LIABILITIES - (0.5)%               $ (3,192,176)
        TOTAL NET ASSETS - 100.0%                           $ 665,122,038

*       Non-income producing security.

(A.D.R.)American Depositary Receipt.

(a) At February 29, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $616,526,948 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost             $70,472,678

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value              (15,566,588)

        Net unrealized gain                                   $54,906,090

(b)     At February 29, 2008, the following securities were out on loan:

Shares                      Description                         Value
 57     Novartis AG (A.D.R.)                                  $ 2,801,550
        Total                                                 $ 2,801,550

        FAS 157 Footnote Disclosures

        Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

        Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
        Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


        The following is a summary of the inputs used as of February 29, 2008, in valuing the Fund's assets:

        Valuation Inputs                                     Investments in
Securities
        Level 1 - Quoted Prices                               $    649,514,214
        Level 2 - Other Significant Observable Inputs         $   18,800,000
        Level 3 - Significant Unobservable Inputs
        Total                                                 $    668,314,214


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust I

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2008



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 29, 2008

* Print the name and title of each signing officer under his or her signature.